Details of Significant Accounts - Income tax, deferred income tax assets or liabilities as a result of temporary differences and tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	$ 165	$ 299
Deferred income tax assets, recognized in profit or loss	101	(108)
Deferred income tax assets, net exchange differences	(22)	(26)
Deferred income tax assets, balance at the end	244	165
Deferred income tax assets, balance at the end	244	165
Unrealised expenses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	158	110
Deferred income tax assets, recognized in profit or loss	91	63
Deferred income tax assets, net exchange differences	(21)	(15)
Deferred income tax assets, balance at the end	228	158
Unrealised exchange losses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	(2)	14
Deferred income tax assets, recognized in profit or loss	2	(15)
Deferred income tax assets, net exchange differences		(1)
Deferred income tax assets, balance at the end		(2)
Other
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning	9	10
Deferred income tax assets, recognized in profit or loss	8	(1)
Deferred income tax assets, net exchange differences	(1)
Deferred income tax assets, balance at the end	$ 16	9
Taxable losses
Reconciliation of changes in deferred tax liability (asset)
Deferred income tax assets, balance at the beginning		165
Deferred income tax assets, recognized in profit or loss		(155)
Deferred income tax assets, net exchange differences		$ (10)